Condensed Consolidated Statements of Member Capital (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation				$ (3,321)
Second Lien Warrants							0
Permanent Capital, Beginning Balance	(98,599)	(117,202)	(117,202)	(117,202)	(211,749)	(207,389)
Issuance of common and preferred units						149,404
Repurchase of a portion of outstanding warrants						(16,598)
Repurchase Of Redeemable Preferred Units Value						(18,540)
Stock Repurchased During Period, Shares							179.3
Stockholders' Equity, Period Increase (Decrease)							(36,680)
Costs Related To Issuance Of Common And Preferred Units		8					2,888
Repurchase of a portion of outstanding common units						(16,352)
Costs related to issuance of preferred units						(4,632)
Priority returns and redemption premiums						(8,412)	(17,654)
Net loss for the six months ended	2,273	(9,575)	10,303	13,643	10,303	(19,159)	(19,159)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(2,744)	1,991		1,632	(600)	(1,339)
Currency translation adjustments, net of tax of $0	(2,744)	1,991		1,632		(600)	(1,339)
Other	12	25		7		(26)
Permanent Capital, Ending Balance	(99,058)	(124,769)		(98,599)	(117,202)	(211,749)	(207,389)
Temporary Capital Redeemable Preferred Units
Preferred Stock Dividends, Shares							1,000.0
Temporary Equity, Carrying Amount, Attributable to Parent						103,528
Temporary Capital, Beginning Balance, Shares						(1,000.0)
Issuance of common and preferred units, shares						133.3
Issuance of common and preferred units						10,151
Repurchase Of Redeemable Preferred Units Value						(103,065)
Repurchase Of Redeemable Preferred Units Shares						(1,133.3)	1,000.0
Priority returns and redemption premiums						8,412
Temporary Capital, Ending Balance, Shares				0	0.0	(1,000.0)	(1,000.0)
priority returns [Member]
Temporary Equity, Carrying Amount, Period Increase (Decrease)							(17,654)
Repurchase of Equity [Member]
Temporary Equity, Carrying Amount, Period Increase (Decrease)							(111,680)
Permanent Capital Accumulated Deficit
Share-based Compensation				0
Permanent Capital, Beginning Balance	(237,434)	(251,077)	(251,077)	(251,077)		(198,317)
Repurchase of a portion of outstanding warrants						(16,439)
Repurchase Of Redeemable Preferred Units Value						(18,540)
Stockholders' Equity, Period Increase (Decrease)							36,680
Costs Related To Issuance Of Common And Preferred Units							(2,888)
Repurchase of a portion of outstanding common units						(16,564)
Costs related to issuance of preferred units						(87)
Priority returns and redemption premiums						(8,412)	(17,654)
Net loss for the six months ended	2,273	(9,575)		13,643		10,303	(19,159)
Permanent Capital, Ending Balance	(235,161)	(260,652)		(237,434)		(201,338)	(198,317)
Permanent Capital Common Units
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures				103.8
Share-based Compensation				3,321
Second Lien Warrants							0
Permanent Capital, Beginning Balance		152,247	152,247	152,247		7,335
Permanent Capital, Beginning Balance, Shares		1,387,800.0	1,387,800.0	1,387,800.0		1,000.0
Issuance of common and preferred units, shares						332.5	269.3
Issuance of common and preferred units						149,404
Repurchase of a portion of outstanding warrants						(159)
Stock Repurchased During Period, Shares						34.7
Costs Related To Issuance Of Common And Preferred Units		8
Repurchase of a portion of outstanding common units						212
Costs related to issuance of preferred units						(4,545)
Permanent Capital, Ending Balance	155,568	152,239		155,568		7,335	7,335
Permanent Capital, Ending Balance, Shares	1,491.6	1,387,800.0		1,491.6		1,090.0	1,000.0
Permanent Capital Accumulated Other Comprehensive Income (Loss)
Permanent Capital, Beginning Balance	(16,733)	(18,372)	(18,372)	(18,372)		(16,407)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(2,744)	1,991		1,632		(600)	(1,339)
Other	12	25		7		(26)
Permanent Capital, Ending Balance	(19,465)	(16,356)		(16,733)		(17,746)	(16,407)
Equity Method Investments [Member]
Temporary Equity, Carrying Amount, Period Increase (Decrease)							$ 75,000